Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net loss	$ (22,224)	$ (20,948)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	11,680	15,290
Stock-based compensation	8,241	8,533
Foreign currency transaction loss	531	2,792
Share in losses of associated companies	2,425	75
Revaluation of investments	1,042	1,061
Other non-cash items, net	(95)	83
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	1,081	(7,950)
Inventories	(10,123)	(14,775)
Other current assets and prepaid expenses	2,945	7,386
Other non-current assets	2,746	(85)
Accounts payable	(18,547)	7,194
Other current liabilities	1,622	(16,037)
Deferred revenues	3,387	2,522
Deferred income taxes, net and uncertain tax positions	2,581	(381)
Other non-current liabilities	(5,218)	(823)
Net cash used in operating activities	(17,926)	(16,063)
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired	(16,480)
Purchase of property and equipment	(3,723)	(3,741)
Investments in short-term bank deposits	(12,448)	(40,000)
Proceeds from short-term bank deposits	111,367	117,000
Purchase of intangible assets	(311)	(444)
Other investing activities	(30)	(47)
Investments in unconsolidated entities	(2,453)	(5,030)
Net cash provided by investing activities	75,922	67,738
Cash flows from financing activities
Proceeds from exercise of stock options	4	155
Other financing activities	851	866
Net cash provided by financing activities	855	1,021
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(168)	(2,228)
Net change in cash, cash equivalents and restricted cash	58,683	50,468
Cash, cash equivalents and restricted cash, beginning of period	150,686	243,293
Cash, cash equivalents and restricted cash, end of period	209,369	293,761
Supplemental disclosures of cash flow information:
Transfer of inventory to fixed assets	3,604	188
Transfer of fixed assets to inventory	97	120
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	209,139	293,649
Restricted cash included in other current assets	230	112
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 209,369	$ 293,761